Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid expenses and other current assets
Prepaid LNG	$ 227	$ 367	$ 155
Prepaid insurance	199	174	310
Other receivables	79	672	148
Deposits	573	578	269
Other	328	324	72
Prepaid expenses and other current expenses	$ 1,406	$ 2,115	$ 954